Nationwide Loomis Short Term Bond Fund Investment Objectives and Goals - Nationwide Loomis Short Term Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Loomis Short Term Bond Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Loomis Short Term Bond Fund seeks total return through investments in fixed-income securities.